COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 23, 2015 Item	Sep. 30, 2014 Item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 22, 2015 Item
Loss Contingencies [Line Items]
Royalty expenses			$ 340	$ 194	$ 115
Claim Dismissed released in exchange of cash payment funded by the insurers			6,500
Chief Scientist [Member] | Royalties [Member]
Loss Contingencies [Line Items]
Accrued royalties			$ 3,000
Royalty terms
Under the terms of the Company’s funding from the Innovation Center, royalties of 3%-5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked with the addition of annual interest at LIBOR rate).

Chief Scientist [Member] | Royalties [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Percentage rate of royalty owed			3.00%
Chief Scientist [Member] | Royalties [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Percentage rate of royalty owed			5.00%
Royalties [Member] | The U.S. Partner [Member]
Loss Contingencies [Line Items]
Accrued royalties			$ 370
Litigation [Member]
Loss Contingencies [Line Items]
Number of claims unpatentable | Item	26
Number of agreed claims | Item	28
Number of remaining claims | Item						2
Litigation [Member] | Stockholders [Member]
Loss Contingencies [Line Items]
Number of stockholders, who filed lawsuits | Item		2
Toll manufacturing agreement [Member]
Loss Contingencies [Line Items]
Period of agreement			10 years
Period of termination of agreement			90 days
Toll manufacturing agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Long term Purchase Commitment Agreement Termination Payment Amount			$ 500